Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses [Abstract]
Professional services	$ 6,108	$ 5,618	$ 6,174
Total noninterest expense	101,662	95,704	97,730
Income before income taxes and subsidiaries' undistributed earnings	82,133	69,446	76,509
Income tax benefit	20,614	16,994	18,669
Net income	61,519	52,452	57,840
Other comprehensive income, net of tax	211	7,475	14,770
Comprehensive income	61,730	59,927	72,610
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	34,096	31,100	28,340
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	34,096	31,100	28,340
Expenses [Abstract]
Operating supplies	21	20	82
Professional services	819	655	651
Miscellaneous expense	3,419	1,666	2,811
Total noninterest expense	4,259	2,341	3,544
Income before income taxes and subsidiaries' undistributed earnings	29,837	28,759	24,796
Income tax benefit	(972)	(558)	(837)
Income before subsidiaries' undistributed earnings	30,809	29,317	25,633
Equity in undistributed earnings of subsidiaries	30,710	23,135	32,207
Net income	61,519	52,452	57,840
Other comprehensive income, net of tax	211	7,475	14,770
Comprehensive income	$ 61,730	$ 59,927	$ 72,610